INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets

	At December 31,
	2011	2012
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485

	8,122,776	8,122,776
Less: Accumulated amortization	(3,283,830)	(6,136,155)

Total	4,838,946	1,986,621